Employee benefits (Details 11) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of defined benefit plans [line items]
Defined benefit obligations at the beginning of the year	₨ 223	₨ 243
Current service cost	11	13	₨ 12
Interest on defined obligations	25	22
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions	50	(47)
Actuarial loss/(gain) due to experience changes	(8)	7
Benefits paid	(41)	(16)
Foreign exchanges differences	(26)	1
Defined benefit obligations at the end of the year	₨ 234	₨ 223	₨ 243